UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22389

Salient Alternative Strategies I Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Alternative Strategies I Fund	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/16

Date of reporting period: 03/31/2016

Item 1.	Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES I FUND

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares	Fair Value	% of Net Assets
Investment in the Master Fund
Salient Alternative Strategies Master Fund (80.82% of Net Assets) (1)	2,448	$1,442,272

Total Investment in the Master Fund (Cost $1,791,416)		1,442,272	80.82%

Total Investment (Cost $1,791,416)		$1,442,272	80.82%

(1)	Income producing security.

See accompanying notes to Schedule of Investments

1

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Schedule of Investments

March 31, 2016

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies I Fund (the “SAS I Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended and the Securities Act of 1933, commenced operations on April 1, 2010, as a non-diversified, closed-end management investment company. The SAS I Fund was created to serve as a feeder fund for Salient Alternative Strategies Master Fund (the “Master Fund”). The SAS I Fund has authorized and issued 33,333,333 and 177,776, respectively, common shares of beneficial interest (“Common Shares”). For convenience, reference to the SAS I Fund may include the Master Fund, as the context requires.

The board of trustees of the SAS I Fund (each member thereof a “Trustee” and collectively the “Board”) and the board of trustees of the Master Fund, together the “Funds”, has approved the closure and commencement of liquidation of the Funds, whereby the Funds have ceased their investment operations and commenced liquidation of their assets (the “Liquidation”) on February 13, 2015. In light of the Funds’ portfolio holdings, the Funds currently anticipate that the Liquidation will be complete by mid-year 2016.

The SAS I Fund’s investment objective is to actively manage the portfolio during the closure and liquidation process to return investor capital in an orderly and equitable fashion. The SAS I Fund pursues its investment objective by investing all of its assets in the Master Fund. The Master Fund’s consolidated financial statements, Consolidated Schedule of Investments and note to consolidated financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s net assets owned by the SAS I Fund on March 31, 2016 was 53.05%.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the SAS I Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the SAS I Fund’s investment program subject to the ultimate supervision of the Board.

Under the SAS I Fund’s organizational documents, the SAS I Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the SAS I Fund. In the normal course of business, the SAS I Fund enters into contracts with service providers, which also provide for indemnifications by the SAS I Fund. The SAS I Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the SAS I Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the SAS I Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The SAS I Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

1

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Schedule of Investments, continued

March 31, 2016

(Unaudited)

(b) CASH EQUIVALENTS

The SAS I Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The SAS I Fund records investment transactions on a trade-date basis.

Investments that are held by the SAS I Fund are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the SAS I Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or UMB Fund Services, Inc., the SAS I Fund’s independent administrator (the “Administrator”).

Investments held by the SAS I Fund are valued as follows:

•

MASTER FUND—The SAS I Fund invests all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value, using the net asset value (“NAV”) of the Master Fund as a practical expedient. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Consolidated Schedule of Investments included elsewhere in this report.

(e) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may from those estimates and such differences may be significant.

(f) FEDERAL INCOME TAX INFORMATION

The SAS I Fund’s tax cost as of March 31, 2016 was $1,928,580, resulting in accumulated net unrealized depreciation of $(486,308), consisting of $0 in gross unrealized appreciation and $(486,308) in gross unrealized depreciation.

2

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Schedule of Investments, continued

March 31, 2016

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The SAS I Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the SAS I Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —

unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 —	investments with other significant observable inputs

• Level 3 —	investments with significant unobservable inputs (which may include the SAS I Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The SAS I Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

During the period ended March 31, 2016, no adjustments were made to the NAV provided by the investment manager or administrator of the Master Fund. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the probability that the Master Fund will be sold at a value significantly different than the reported expedient NAV.

As of March 31, 2016, the SAS I Fund does not hold any investments that have to be included in the fair value hierarchy.

3

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Schedule of Investments, continued

March 31, 2016

(Unaudited)

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the SAS I Fund invests either directly or through the Master Fund may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The SAS I Fund’s risk of loss in these Investment Funds is limited to the SAS I Fund’s pro rata share of the value of such Investment Funds as held directly or through the Master Fund.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Alternative Strategies Master Fund	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/16

Date of reporting period: 03/31/2016

Item 1.	Schedule of Investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments

March 31, 2016

(Unaudited)

As of March 31, 2016, the Salient Alternative Strategies Master Fund does not hold any investments.

See accompanying notes to Consolidated Schedule of Investments.

1

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments

March 31, 2016

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently two feeder funds. The Master Fund has authorized an unlimited number of common shares of beneficial interest (“Common Shares”) and has issued 4,615 Common Shares as of March 31, 2016.

The board of trustees of the Master Fund (each member thereof a “Trustee” and collectively the “Board”) has approved the closure and commencement of liquidation of the Master Fund, whereby the Master Fund has ceased its investment operations and commenced liquidation of its assets (the “Liquidation”) on February 13, 2015. In light of the Funds’ portfolio holdings, the Funds currently anticipate that the Liquidation will be complete by mid-year 2016.

The Master Fund’s investment objective is to actively manage the portfolio during the closure and liquidation process to return investor capital in an orderly and equitable fashion. The Master Fund will continue to remain compliant under Subchapter M of the tax code as a regulated investment company throughout the liquidation process, which includes retaining an appropriate level of cash and liquid securities.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the Master Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor, and is a member of the National Futures Association. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

The Master Fund may invest up to 25% of its total assets in Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”). The Subsidiary, which is wholly-owned by the Master Fund, and therefore consolidated in the Master Fund’s consolidated financial statements, is organized under the laws of the Cayman Islands. The Subsidiary was formed on June 12, 2012, and has been consolidated since its formation. The Master Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Master Fund” includes the Master Fund and the Subsidiary.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Consolidated Schedule of Investments includes the investments of the Master Fund and the Subsidiary on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

As of March 31, 2016, the Master Fund does not hold any investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) CFTC REGULATION

The Master Fund is deemed to be a commodity pool under the Commodity Exchange Act, as amended (the “CEA”). In 2013, the CFTC adopted final regulations designed to harmonize the obligations of registered commodity pool operators (“CPOs”) for commodity pools that are also registered as investment companies under the 1940 Act (the “Harmonization Rules”). Under the Harmonization Rules, the CFTC generally will accept the SEC’s disclosure, reporting, and recordkeeping regime as “substituted compliance” for substantially all of the CFTC’s regulations as long as the CPO complies with applicable requirements under the SEC’s statutory and regulatory compliance regime to which it or the pool is already subject. The Adviser intends to operate the Master Fund in compliance with the CFTC’s Harmonization Rules.

(g) FEDERAL INCOME TAX INFORMATION

As of March 31, 2016, the Master Fund’s tax cost was $0 resulting in no accumulated net unrealized depreciation or appreciation.

(h) USE OF ESTIMATES

The Consolidated Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Consolidated Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —

unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 —	investments with other significant observable inputs

• Level 3 —	investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of March 31, 2016, the Master Fund did not hold any investments.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Schedule of Investments, continued

March 31, 2016

(Unaudited)

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Alternative Strategies I Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 26, 2016

By (Signature and Title)	/s/ Christopher R. Arnold
Christopher R. Arnold
Principal Financial Officer

Date: May 26, 2016